GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Syneron Medical Ltd. (the "Company") commenced its operations in July 2000. The Company and its subsidiaries (together Group) are principally engaged in manufacture, research, development, marketing and sales worldwide, directly to end-users and also to distributors of advanced equipment for the aesthetic medical industry and systems for dermatologists, plastic surgeons and other qualified practitioners (the professional market).

In addition, the Company sells, markets and distributes, aesthetic devices products, which are primarily targeted to the home-use consumers (non-professional market), both directly and through retailers in the U.S. and outside the U.S. through retailers and through a chain of distributors.

On December 9, 2013, the Company sold 100% of Syneron Beauty Ltd's shares (until that date, a fully owned subsidiary) to Iluminage Beauty Ltd. (Iluminage Beauty) in consideration of 49% of Iluminage Beauty shares (see Note 1b1 for further details).

b.	Business Combinations and other acquisitions/disposals during 2013, 2012 and 2011

1.
Syneron Beauty Ltd

On November 11, 2013, Syneron and Unilever Ventures signed a definitive agreement to form a joint venture in home beauty devices: "Iluminage Beauty". Pursuant to the agreement, which closed on December 9, 2013, Syneron sold and transferred its Syneron Beauty subsidiary and related home-use businesses to Iluminage Beauty. At the same time, Unilever Ventures, the venture capital and private equity arm of Unilever, undertook to invest up to $25 million in Iluminage Beauty, and Unilever sold and transferred its luxury beauty subsidiary Iluminage to the joint venture.  Unilever Ventures holds 51% of Iluminage Beauty shares ( representing 100% of Iluminage Beauty preferred shares), and Syneron Medical retains the remaining 49% (representing 100% of Iluminage Beauty common shares).

On December 9, 2013, based on the fair value method, the Company recorded an investment in Iluminage Beauty of $24,720, which represented the fair value of Iluminage Beauty 's common stock  held by the Company on the deconsolidation date and recorded a gain on deconsolidation of $7,273 thousands, which is recorded in other expenses (income), net. The fair value of the investment in Iluminage Beauty as of December 31, 2013, has not changed compared to the date of deconsolidation. Refer to Note 4 for further details.

2.
Tanda Health and Beauty, Inc. (THB, formerly known as Pharos Life Corporation and Syneron Beauty Inc.)

On December 7, 2010, the Company acquired 100% of THB's outstanding shares in contingent consideration of $15,750 to be paid to THB's former shareholders subject to reaching certain net revenue milestones in the 12-month period ending May 31, 2013 and based on a specific mechanism agreed as part of the share purchase agreement.

THB is a manufacturer of home-use light therapy for aesthetic procedures based in Canada.

The fair value of the contingent consideration arrangement at the acquisition date was $2,409. As of December 31, 2013, 2012 and 2011 the contingent consideration fair value was approximately $0, $0 and $2,535, respectively. Changes to the fair value were recorded in other expenses (income), net as part of operating expenses.

THB was deconsolidated on December 9, 2013, refer to Note 1b1

3.
Fluorinex Active Ltd . (Fluorinex)

Fluorinex is an Israeli based company that develops advanced fluoridation and tooth whitening devices for dentists and consumers.

During the years 2007-2011, the Company invested an aggregated amount of $4,625 in Fluorinex in consideration of 74.96% of the issued and outstanding share capital. The Company has accounted for the control gained in accordance with ASC 805 and the increase in the interests in Fluorinex after control gained, according to the provisions of ASC 810.

Fluorinex was deconsolidated on December 9, 2013, refer to Note 1b1

4.
TransPharma Medical Ltd. (TransPharma)

On March 14, 2012, the Company acquired substantially all the assets of TransPharma, including its patent portfolio, for approximately $3,651 in cash. The Company has accounted for the assets purchased in accordance with ASC 805, "Business Combinations" ("ASC 805").

The following table summarizes the estimated fair values of the assets acquired at the acquisition date:

Fair value

Property and equipment	59
Technology	2,407
Goodwill	1,185

Assets acquired	$3,651

5.
Syneron China

In November 2008, the Company entered into a joint venture (JV) agreement with Beijing Art Fact MediTech (BAFM) for the formation of Syneron China. As of December 31, 2011 the Company held 51% of the JV for a total investment of $ 510. Through this JV, Syneron sells directly to medical and aesthetic professionals in China including doctors, hospitals, medi-spas and cosmetic chains. Syneron China also provides training and after-sales service and support. The Company consolidated the JV's results and recorded the non-controlling interests in accordance with the provisions of ASC 810, "Consolidation" (ASC 810).

In August 2012, the Company entered into a share transfer agreement with BAFM to acquire its equity interest (45%) in the JV for a total amount of $2,200. Consummation of the transaction is subject to certain closing conditions, including the approval of certain governmental authorities. At the closing, the Company deposited an amount of $1,760 in escrow. Amount deposited in escrow was recorded as part of other accounts receivable and shall be released upon all closing conditions met.  In February 2013, the Ministry of Commerce of the People's Republic of China approved this transaction. During 2013, the Company entered into agreement to acquire the remaining equity interest (4%) in the JV for a total amount of $156.

Approvals of local authorities were received during 2013. Syneron is now the 100% shareholder of Syneron China.

6.
Ultrashape Ltd. (Ultrashape)

On February 13, 2012, Syneron acquired 100% of the outstanding shares of Ultrashape, a sole operating entity of Ultrashape Medical Ltd., which was traded on the Tel-Aviv Stock Exchange, for $ 12,000. Ultrashape is a developer, manufacturer and marketer of non- invasive technologies for fat cell destruction and body sculpting. Ultrashape's products are approved and commercially available in Europe, Canada, Latin America and Asia.

The Company has accounted for the control gained in accordance with ASC 805.

 The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.

7.
Rakuto Bio Technologies Ltd. (RBT)

RBT is an Israeli company engaged in the development of new skin brightening treatments. RBT products are distributed through Syneron and Syneron's subsidiaries.

During the years 2007-2011, the Company invested an aggregate amount of $4,275 for consideration of 49.52% of RBT's fully diluted share capital.

On May 30, 2012, the Company entered into an agreement with RBT's shareholders pursuant to which the Company acquired all the remaining shares of RBT for: (i) an initial purchase price of $5,000, (ii) an additional $5,000 to be paid on May 30, 2013, (iii) certain milestone payments in the aggregate amount equal to $15,240 ("the contingent consideration"), (iv) the repayment of certain loan amounts provided by RBT to certain of its shareholders,  and (v) the payment of 2.019% of annual net sales generated by RBT intellectual properties for an unlimited period.

The Company records the contingent consideration at fair value. Refer to Note 2k and 4 for further details.